CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - USD ($)	Total	Treasury Stock	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Common Stock	Treasury Stock
Balance, shares at Jan. 01, 2020		365,328	13,225,387
Balance, amount at Jan. 01, 2020	$ (6,460,829)	$ (411,854)	$ 13,225		$ 13,525,749	$ (19,571,610)	$ (16,339)
Foreign currency translation adjustment, net	871,235	0	$ 0		0	0	871,235
Conversion of note payable into shares of common stock, shares			259,741
Conversion of note payable into shares of common stock, amount	807,795	$ 0	$ 259		807,536	0	0
Purchase of treasury stock from third party, shares		(50,000)
Purchase of treasury stock from third party, amount	(200,000)	$ (200,000)	0		0	0	0
Net income	820,786	$ 0	$ 0		0	820,786	0
Balance, shares at Dec. 31, 2020		415,328	13,485,128
Balance, amount at Dec. 31, 2020	(4,161,013)	$ (611,854)	$ 13,484		14,333,285	(18,750,824)	854,896
Foreign currency translation adjustment, net	(473,578)						(473,578)
Sale of treasury stock to third party, shares									65,000
Sale of treasury stock to third party, amount	250,000				249,350				$ 650
Restricted stock issued to a consultant, shares								1,800,000
Restricted stock issued to a consultant, amount	1,189,450				1,187,650			$ 1,800
Net income	(2,173,903)					(2,173,903)
Conversion of notes payable into shares of common stock, shares								781,819
Conversion of notes payable into shares of common stock, amount	2,564,364				2,563,582			$ 782
Balance, shares at Mar. 31, 2021								16,066,947	350,328
Balance, amount at Mar. 31, 2021	(2,804,680)				18,333,867	(20,924,727)	381,318	$ 16,066	$ (611,204)
Balance, shares at Dec. 31, 2020		415,328	13,485,128
Balance, amount at Dec. 31, 2020	(4,161,013)	$ (611,854)	$ 13,484		14,333,285	(18,750,824)	854,896
Foreign currency translation adjustment, net	(1,006,517)	$ 0	0		0	0	(1,006,517)
Sale of treasury stock to third party, shares		65,000
Sale of treasury stock to third party, amount	250,000	$ 650	0		249,350	0	0
Purchase of treasury stock from third party, shares		(94,216)
Purchase of treasury stock from third party, amount	(376,863)	$ (376,863)	$ 0		0
Restricted stock issued to a consultant, shares			1,800,000
Restricted stock issued to a consultant, amount	5,904,000	0	$ 1,800		5,902,200	0	0
Net income	(7,961,649)	0	$ 0		0	(7,961,649)	0
Conversion of notes payable into shares of common stock, shares			1,103,119
Conversion of notes payable into shares of common stock, amount	3,878,480	0	$ 1,103		3,877,377	0	0
Conversions of convertible note payable, shares			213,382
Conversions of convertible note payable, amount	959,025	0	$ 214		958,811	0	0
Conversion of related party debt, shares			1,000,000
Conversion of related party debt, amount	6,000,000	0	$ 1,000		5,999,000	0	0
Beneficial conversion feature discount related to convertible notes payable	294,000	0	0		294,000	0	0
Forgiveness of related party debt	600,000	$ 0	$ 0		600,000	0	0
Cancellation of treasury shares, shares		57,120	(57,120)
Cancellation of treasury shares, amount	0	$ 171,360	$ (57)		(171,303)	0	0
Deemed dividend on warrants	(7,633,033)	$ 0	$ 0		7,633,033	(7,633,033)	0
Balance, shares at Dec. 31, 2021		387,424	17,544,509
Balance, amount at Dec. 31, 2021	4,379,463	$ (816,707)	$ 17,544		39,675,753	(34,345,506)	(151,621)
Foreign currency translation adjustment, net	(405,229)						(405,229)
Net income	203,347					203,347
Conversion of notes payable into shares of common stock, shares								238,000
Conversion of notes payable into shares of common stock, amount	973,420				973,182			$ 238
Issuance of Series A preferred stock, net of issuance costs of $547,700, shares				6,000
Issuance of Series A preferred stock, net of issuance costs of $547,700, amount				$ 5,452,300
Cashless exercise of warrants, shares								829,471
Cashless exercise of warrants, amount					(829)			$ 829
Balance, shares at Mar. 31, 2022				6,000				18,611,980	387,424
Balance, amount at Mar. 31, 2022	$ 5,151,001			$ 5,452,300	$ 40,648,106	$ (34,142,159)	$ (556,850)	$ 18,611	$ (816,707)